CASH, CASH EQUIVALENTS AND RESTRICTED CASH	9 Months Ended
Sep. 30, 2020
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

4. CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the unaudited condensed consolidated statements of cash flows.

	As of
	December 31,	September 30,
	2019	2020
	RMB	RMB
		Unaudited
Cash and cash equivalents	157,600	86,072
Restricted cash	—	13,621
Total cash, cash equivalents, and restricted cash shown in the unaudited condensed consolidated statements of cash flows	157,600	99,693